Trade and other payables (Tables)	6 Months Ended
Feb. 28, 2025
Trade and other payables.
Schedule of trade and other payables

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Trade payable	893,191	3,883,020
Salaries and vacation payable	206,605	614,488
	1,099,796	4,497,508